NOTE 9 - STOCK PURCHASE WARRANTS (Detail) - Schedule of stockholders' equity, warrants (USD $)	6 Months Ended				6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Number of warrants outstanding [Member]	Jun. 30, 2011 Number of warrants outstanding [Member]	Dec. 31, 2009 Number of warrants outstanding [Member]	Jun. 30, 2012 Weighted average exercise price [Member]	Jun. 30, 2011 Weighted average exercise price [Member]	Dec. 31, 2011 Weighted average exercise price [Member]	Dec. 31, 2010 Weighted average exercise price [Member]	Jun. 30, 2012 Weighted average remaining contractual life [Member]	Jun. 30, 2011 Weighted average remaining contractual life [Member]	Dec. 31, 2011 Weighted average remaining contractual life [Member]	Dec. 31, 2010 Weighted average remaining contractual life [Member]
Number of warrants outstanding			27,907,516	7,348,895
Weighted average exercise price (in Dollars per share)					$ 1.27	$ 1.25	$ 1.27	$ 1.25
Weighted average remaining contractual life									3 years 244 days	3 years 200 days	3 years 9 months	3 years 3 months
Number of warrants outstanding, warrants issued	4,132,833	3,534,898	17,783,951
Weighted average exercise price, warrants issued (in Dollars per share)					$ 1.75	$ 1.26
Weighted average remaining contractual life, warrants issued									5 years 54 days	3 years 284 days
Warrants exercised	5,000	(5,000)
Warrants exercised (in Dollars per share)					$ 0.50
Warrants cancelled		(125,000)
Warrants cancelled (in Dollars per share)					$ 1.25
Number of warrants outstanding		31,312,414	25,132,846	7,348,895
Weighted average exercise price (in Dollars per share)					$ 1.27	$ 1.25	$ 1.27	$ 1.25
Weighted average remaining contractual life									3 years 244 days	3 years 200 days	3 years 9 months	3 years 3 months